Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Accounts receivable	175,349,044	137,875,301	21,625,124
Less: allowance for doubtful accounts	(2,734,421)	(111,639,312)	(17,510,127)
Accounts receivable, net	172,614,623	26,235,989	4,114,997

Schedule of changes in allowance for doubtful accounts
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Beginning balance	1,577,486	2,734,421	428,882
Addition	1,156,935	128,392,115	20,137,728
Deconsolidation of ICinit and subsidiaries	—	(19,487,224)	(3,056,484)
Ending balance	2,734,421	111,639,312	17,510,126